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                                                       OMB APPROVAL
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                                                       OMB Number: 3235-0578

                                                       Expires: May 31, 2007

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                                                       hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21785
                                  ----------------------------------------------

                                Black Pearl Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 125 South Market Street, Suite 1200       San Jose, California        95113
--------------------------------------------------------------------------------
      (Address of principal executive offices)                       (Zip code)

                                 Kevin M. Landis

Firsthand Capital Management, Inc. 125 South Market Street San Jose, CA 95113
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 294-2200
                                                     ---------------------------

Date of fiscal year end:        December 31, 2007
                          ------------------------------------

Date of reporting period:       March 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS - 97.9%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 16.7%
        400    Apollo Group, Inc. - Class A(a)                     $    17,560
        995    Comcast Corp. - Class A(a)                               25,820
        785    Discovery Holding Co. - Class A(a)                       15,017
        810    Liberty Global, Inc. - Class A(a)                        26,674
        470    Starbucks Corp.(a)                                       14,739
                                                                   -----------
                                                                        99,810
                                                                   -----------
               CONSUMER STAPLES - 4.3%
        260    Costco Wholesale Corp.                                   13,998
        255    Whole Foods Market, Inc.                                 11,437
                                                                   -----------
                                                                        25,435
                                                                   -----------
               HEALTH CARE - 20.8%
        280    Amgen, Inc.(a)                                           15,646
        310    Amylin Pharmaceuticals, Inc.(a)                          11,582
        450    Dentsply International, Inc.                             14,738
        245    Express Scripts, Inc.(a)                                 19,776
        305    Genzyme Corp.(a)                                         18,306
        435    Patterson Cos., Inc.(a)                                  15,438
        260    Sepracor, Inc.(a)                                        12,124
        430    Teva Pharmaceutical Industries Ltd. - ADR                16,095
                                                                   -----------
                                                                       123,705
                                                                   -----------
               INDUSTRIALS - 2.4%
        410    Fastenal Co.                                             14,371
                                                                   -----------

               INFORMATION TECHNOLOGY - 40.7%
        735    Activision, Inc.(a)                                      13,921
        555    Akamai Technologies, Inc.(a)                             27,706
         95    Apple, Inc.(a)                                            8,827
        375    Cognizant Technology Solutions Corp.(a)                  33,101
        790    EchoStar Communications Corp. - Class A(a)               34,310
        655    Fiserv, Inc.(a)                                          34,754
      1,330    Flextronics International Ltd. - ADR(a)                  14,550
         15    Google, Inc.(a)                                           6,872
        230    Infosys Technologies Ltd. - ADR                          11,558
        890    Intuit, Inc.(a)                                          24,350
        980    Oracle Corp.(a)                                          17,767
      2,420    Sun Microsystems, Inc.(a)                                14,544
                                                                   -----------
                                                                       242,260
                                                                   -----------
               TELECOMMUNICATIONS SERVICES - 13.0%
      2,210    Level 3 Communications, Inc.(a)                          13,481
        815    Millicom International Cellular S.A.(a)                  63,863
                                                                   -----------
                                                                        77,344
                                                                   -----------

               TOTAL COMMON STOCKS (Cost $511,796)                     582,925
                                                                   -----------

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    MONEY MARKET SECURITIES - 2.4%                         VALUE
--------------------------------------------------------------------------------
     14,651    PNC Bank Money Market Account (Cost $14,651)        $    14,651
                                                                   -----------

               TOTAL INVESTMENTS AT VALUE -  100.3% (Cost $526,447)    597,576

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)           (1,866)
                                                                   -----------

               TOTAL NET ASSETS - 100.0%                           $   595,710
                                                                   ===========

(a)  Non-income producing security
ADR - American Depositary Receipt


See accompanying notes to Portfolio of Investments

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.  SECURITIES VALUATION

The Black Pearl Focus Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. With regards to the fund's long positions, if a security is not traded on the valuation date, the security will be valued at its most recent bid price. Securities traded in the over-the-counter market are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price for long positions and most recent closing ask price for short positions as quoted by brokers that make markets in the securities) at the close of trading on the NYSE. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

2.  SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.  FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2007:

               Tax cost of portfolio investments             $ 529,594
                                                        ================
               Gross tax unrealized appreciation             $  82,807
               Gross tax unrealized depreciation               (14,825)
                                                        ----------------
               Net tax unrealized appreciation                $ 67,982
                                                        ================

     The difference between the federal income tax cost of portfolio investments and the cost as stated on the Portfolio of Investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Black Pearl Funds
             -------------------------------------------------------------------



By (Signature and Title)*      /s/ Kevin M. Landis
                          ------------------------------------------------------
                              Kevin M. Landis, President

Date          May 16, 2007
      ------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ Kevin M. Landis
                          ------------------------------------------------------
                              Kevin M. Landis, President

Date          May 16, 2007
      ------------------------------------------



By (Signature and Title)*      /s/ Mark J. Seger
                          ------------------------------------------------------
                              Mark J. Seger, Treasurer

Date          May 16, 2007
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.